Income from operations - Other business income (expenses) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Result on disposal of businesses:
income	€ 2	€ 27	€ 50
expenses	(27)	(14)	0
Result on disposal of fixed assets:
income	3	3	12
expenses	(2)	0	(1)
Result on other remaining businesses:
income	82	560	49
expenses	(21)	(1,005)	(643)
Impairment of goodwill	0	0	(8)
Other business income (expenses)	36	(429)	(540)
Total other business income	87	590	112
Total other business expenses	€ (51)	€ (1,019)	€ (652)